Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Compensation
Schedule of Stock option activities

			Weighted
		Weighted	average	Weighted
		average	remaining	average
	Number of	exercise	contractual	grant date
	shares	price	term	fair value
		US$		US$
Outstanding as of January 1, 2019	175,978,312	0.0000001	4.97	1.38
-Grant to Employees	2,809,000	0.0000001
-Forfeited	(74,243,734)	0.0000001
Outstanding as of December 31, 2019	104,543,578	0.0000001	3.98	1.38
-Forfeited	(11,079,090)	0.0000001
Outstanding as of December 31, 2020	93,464,488	0.0000001	2.98	1.38
-Grant to Employees	94,543,900	0.0000001
-Exercised	(50,219,050)	0.0000001
-Forfeited	(7,633,050)	0.0000001
Outstanding as of December 31, 2021	130,156,288	0.0000001	4.02	0.44
Exercisable as of December 31, 2021	39,349,888	0.0000001	2.06	1.34

Schedule of assumptions using Binomial Option Pricing Model

	2019	2021
Expected volatility	60%	48.56%
Risk-free interest rate (per annum)	2.8%	1.25%
Exercise multiple	2.2	2.2
Expected dividend yield	0%	0%
Contractual term (in years)	5	5